Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VIII
Entity Central Index Key	0001667919
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000246552 [Member]
Shareholder Report [Line Items]
Fund Name	FT Raymond JamesMulticap Growth Equity ETF
Class Name	FT Raymond JamesMulticap Growth Equity ETF
Trading Symbol	RJMG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Raymond James Multicap Growth Equity ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RJMG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RJMG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Raymond James Multicap Growth Equity ETF	$47	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.86%	[1],[2]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 13,351,182
Holdings Count | Holding	40
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$13,351,182
Total number of portfolio holdings	40
Portfolio turnover rate	67%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Micron Technology, Inc.	3.6%
Ciena Corp.	3.6%
Natera, Inc.	3.3%
Alphabet, Inc., Class A	3.1%
Welltower, Inc.	3.0%
CommScope Holding Co., Inc.	2.9%
Fair Isaac Corp.	2.8%
Newmont Corp.	2.8%
Onestream, Inc.	2.7%
CareTrust REIT, Inc.	2.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Micron Technology, Inc.	3.6%
Ciena Corp.	3.6%
Natera, Inc.	3.3%
Alphabet, Inc., Class A	3.1%
Welltower, Inc.	3.0%
CommScope Holding Co., Inc.	2.9%
Fair Isaac Corp.	2.8%
Newmont Corp.	2.8%
Onestream, Inc.	2.7%
CareTrust REIT, Inc.	2.7%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since June 1, 2025.
On October 20, 2025, the Board of Trustees of the Trust (the “Board”) voted to terminate and liquidate RJMG pursuant to a Plan of Liquidation and Termination approved by the Board. The Board determined that the termination and liquidation of RJMG was in the best interests of RJMG. RJMG liquidated as a series of the Trust on January 16, 2026.

C000248655 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Max Buffer ETF - March
Class Name	FT Vest U.S. Equity Max Buffer ETF - March
Trading Symbol	MARM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - March (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MARM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MARM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - March	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[3],[4]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 128,190,213
Holdings Count | Holding	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$128,190,213
Total number of portfolio holdings	4
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	114.8%
Written Options	(15.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000250280 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Equal Weight Buffer ETF - June
Class Name	FT Vest U.S. Equity Equal Weight Buffer ETF - June
Trading Symbol	RSJN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Equal Weight Buffer ETF - June (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/RSJN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/RSJN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Equal Weight Buffer ETF - June	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[5],[6]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 25,487,844
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$25,487,844
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	102.0%
Written Options	(2.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000250354 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Max Buffer ETF - June
Class Name	FT Vest U.S. Equity Max Buffer ETF - June
Trading Symbol	JUNM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - June (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/JUNM . You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/JUNM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - June	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[7],[8]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 63,859,595
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$63,859,595
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	111.5%
Written Options	(12.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000251231 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Max Buffer ETF - July
Class Name	FT Vest U.S. Equity Max Buffer ETF - July
Trading Symbol	JULM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - July (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/JULM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/JULM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - July	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[9],[10]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 29,250,280
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$29,250,280
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	107.4%
Written Options	(8.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000252052 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Max Buffer ETF - August
Class Name	FT Vest U.S. Equity Max Buffer ETF - August
Trading Symbol	AUGM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - August (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/AUGM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/AUGM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - August	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[11],[12]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 36,404,478
Holdings Count | Holding	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$36,404,478
Total number of portfolio holdings	4
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	106.2%
Written Options	(7.0%)
Net Other Assets and Liabilities	0.8%
Total	100.0%

C000252053 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Max Buffer ETF - September
Class Name	FT Vest U.S. Equity Max Buffer ETF - September
Trading Symbol	SEPM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - September (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/SEPM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/SEPM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - September	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[13],[14]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 29,296,999
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$29,296,999
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	104.5%
Written Options	(5.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000252245 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Emerging Markets Buffer ETF - December
Class Name	FT Vest Emerging Markets Buffer ETF - December
Trading Symbol	TDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Emerging Markets Buffer ETF - December (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/TDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/TDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Emerging Markets Buffer ETF - December	$53	1.00%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%	[15],[16]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
Expenses Excluding Extraordinary Expenses, Percent	0.95%
Net Assets	$ 2,367,231
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$2,367,231
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	106.1%
Written Options	(6.4%)
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000252246 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Emerging Markets Buffer ETF - March
Class Name	FT Vest Emerging Markets Buffer ETF - March
Trading Symbol	TMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Emerging Markets Buffer ETF - March (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/TMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/TMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Emerging Markets Buffer ETF - March	$51	0.96%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%	[17],[18]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
Expenses Excluding Extraordinary Expenses, Percent	0.95%
Net Assets	$ 3,389,183
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$3,389,183
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	106.0%
Written Options	(6.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000252247 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Emerging Markets Buffer ETF - September
Class Name	FT Vest Emerging Markets Buffer ETF - September
Trading Symbol	TSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Emerging Markets Buffer ETF - September (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/TSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/TSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Emerging Markets Buffer ETF - September	$51	0.96%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%	[19],[20]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
Expenses Excluding Extraordinary Expenses, Percent	0.95%
Net Assets	$ 15,201,724
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$15,201,724
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	103.3%
Written Options	(4.4%)
Net Other Assets and Liabilities	0.0%
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000252364 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Uncapped Accelerator ETF - January
Class Name	FT Vest U.S. Equity Uncapped Accelerator ETF - January
Trading Symbol	UXJA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Uncapped Accelerator ETF - January (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/UXJA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/UXJA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Uncapped Accelerator ETF - January	$47	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.86%	[21],[22]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 5,170,667
Holdings Count | Holding	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$5,170,667
Total number of portfolio holdings	4
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.4%
Purchased Options	111.7%
Written Options	(13.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000252365 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Uncapped Accelerator ETF - April
Class Name	FT Vest U.S. Equity Uncapped Accelerator ETF - April
Trading Symbol	UXAP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Uncapped Accelerator ETF - April (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/UXAP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/UXAP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Uncapped Accelerator ETF - April	$47	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.87%	[23],[24]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 7,798,773
Holdings Count | Holding	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$7,798,773
Total number of portfolio holdings	4
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.5%
Purchased Options	122.4%
Written Options	(23.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000252366 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Uncapped Accelerator ETF - October
Class Name	FT Vest U.S. Equity Uncapped Accelerator ETF - October
Trading Symbol	UXOC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Uncapped Accelerator ETF - October (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/UXOC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/UXOC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Uncapped Accelerator ETF - October	$47	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.86%	[25],[26]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 46,361,603
Holdings Count | Holding	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$46,361,603
Total number of portfolio holdings	4
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	2.3%
Purchased Options	107.7%
Written Options	(9.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000252370 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Equal WeightBuffer ETF - December
Class Name	FT Vest U.S. Equity Equal WeightBuffer ETF - December
Trading Symbol	RSDE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Equal Weight Buffer ETF - December (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/RSDE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/RSDE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Equal Weight Buffer ETF - December	$45	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%	[27],[28]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 13,033,921
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$13,033,921
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	99.8%
Written Options	(0.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000252371 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Equal Weight Buffer ETF - March
Class Name	FT Vest U.S. Equity Equal Weight Buffer ETF - March
Trading Symbol	RSMR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Equal Weight Buffer ETF - March (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/RSMR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/RSMR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Equal Weight Buffer ETF - March	$45	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%	[29],[30]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 6,523,228
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$6,523,228
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	101.7%
Written Options	(2.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000252372 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Equal Weight Buffer ETF - September
Class Name	FT Vest U.S. Equity Equal Weight Buffer ETF - September
Trading Symbol	RSSE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Equal Weight Buffer ETF - September (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/RSSE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/RSSE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Equal Weight Buffer ETF - September	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[31],[32]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 27,558,295
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$27,558,295
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	102.4%
Written Options	(3.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000254273 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Max Buffer ETF - April
Class Name	FT Vest U.S. Equity Max Buffer ETF - April
Trading Symbol	APXM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - April (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/APXM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/APXM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - April	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[33],[34]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 6,947,663
Holdings Count | Holding	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$6,947,663
Total number of portfolio holdings	4
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Money Market Funds	0.6%
Purchased Options	123.1%
Written Options	(23.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000254274 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Max Buffer ETF - December
Class Name	FT Vest U.S. Equity Max Buffer ETF - December
Trading Symbol	DECM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - December (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/DECM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/DECM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - December	$45	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%	[35],[36]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 33,462,466
Holdings Count | Holding	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$33,462,466
Total number of portfolio holdings	4
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	107.7%
Written Options	(7.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000254275 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Max Buffer ETF - February
Class Name	FT Vest U.S. Equity Max Buffer ETF - February
Trading Symbol	FEBM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - February (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/FEBM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/FEBM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - February	$45	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%	[37],[38]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 52,090,476
Holdings Count | Holding	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$52,090,476
Total number of portfolio holdings	4
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	108.1%
Written Options	(8.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000254276 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity MaxBuffer ETF - January
Class Name	FT Vest U.S. Equity MaxBuffer ETF - January
Trading Symbol	JANM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - January (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/JANM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/JANM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - January	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[39],[40]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 31,157,201
Holdings Count | Holding	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$31,157,201
Total number of portfolio holdings	4
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	107.5%
Written Options	(7.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000254277 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Max Buffer ETF - May
Class Name	FT Vest U.S. Equity Max Buffer ETF - May
Trading Symbol	MAYM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - May (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/MAYM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/MAYM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - May	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[41],[42]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 19,218,208
Holdings Count | Holding	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$19,218,208
Total number of portfolio holdings	4
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	110.9%
Written Options	(11.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000254278 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Max BufferETF - November
Class Name	FT Vest U.S. Equity Max BufferETF - November
Trading Symbol	NOVM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - November (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/NOVM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/NOVM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - November	$45	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%	[43],[44]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 21,309,053
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$21,309,053
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	106.0%
Written Options	(6.9%)
Net Other Assets and Liabilities	0.2%
Total	100.0%

C000254279 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Max Buffer ETF - October
Class Name	FT Vest U.S. Equity Max Buffer ETF - October
Trading Symbol	OCTM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - October (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/OCTM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/OCTM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - October	$45	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%	[45],[46]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 30,953,264
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$30,953,264
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	104.9%
Written Options	(5.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000254587 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Quarterly Dynamic Buffer ETF
Class Name	FT Vest U.S. Equity Quarterly Dynamic Buffer ETF
Trading Symbol	FHDG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/FHDG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/FHDG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF	$44	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[47]
Net Assets	$ 68,166,114
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$68,166,114
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	102.3%
Written Options	(3.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000254589 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF
Class Name	FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF
Trading Symbol	DHDG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/DHDG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/DHDG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF	$45	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%	[48],[49]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 38,089,013
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$38,089,013
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	100.5%
Written Options	(1.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000255841 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Quarterly Max Buffer ETF
Class Name	FT Vest U.S. Equity Quarterly Max Buffer ETF
Trading Symbol	SQMX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Quarterly Max Buffer ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/SQMX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/SQMX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Quarterly Max Buffer ETF	$44	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[50]
Net Assets	$ 32,233,556
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$32,233,556
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	100.4%
Written Options	(1.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000260997 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Emerging Markets Buffer ETF - June
Class Name	FT Vest Emerging Markets Buffer ETF - June
Trading Symbol	TJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Emerging Markets Buffer ETF - June (the “Fund”) for the period of June 20, 2025 (commencement of investment operations) to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/TJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/TJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Emerging Markets Buffer ETF - June	$45(1)	0.95%(2)
(1)	The Fund commenced investment operations on June 20, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 45	[51]
Expense Ratio, Percent	0.95%	[52]
Net Assets	$ 2,207,679
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$2,207,679
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	104.8%
Written Options	(5.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000261392 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered Max Buffer ETF
Class Name	FT Vest Laddered Max Buffer ETF
Trading Symbol	BUFH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Laddered Max Buffer ETF (the “Fund”) for the period of June 24, 2025 (commencement of investment operations) to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/BUFH. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/BUFH
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Max Buffer ETF	$4(1)	0.10%(2) (3)
(1)	The Fund commenced investment operations on June 24, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(3)	Annualized.

Expenses Paid, Amount	$ 4	[53]
Expense Ratio, Percent	0.10%	[54],[55]
Net Assets	$ 16,567,559
Holdings Count | Holding	13
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$16,567,559
Total number of portfolio holdings	13
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000261996 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Uncapped Accelerator ETF - July
Class Name	FT Vest U.S. Equity Uncapped Accelerator ETF - July
Trading Symbol	UXJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Uncapped Accelerator ETF - July (the “Fund”) for the period of July 18, 2025 (commencement of investment operations) to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/UXJL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/UXJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Uncapped Accelerator ETF - July	$33(1)	0.85%(2)
(1)	The Fund commenced investment operations on July 18, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 33	[56]
Expense Ratio, Percent	0.85%	[57]
Net Assets	$ 9,906,370
Holdings Count | Holding	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$9,906,370
Total number of portfolio holdings	4
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.9%
Purchased Options	110.6%
Written Options	(12.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000263943 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Dual Directional Buffer ETF - August
Class Name	FT Vest U.S. Equity Dual Directional Buffer ETF - August
Trading Symbol	DLAG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Dual Directional Buffer ETF - August (the “Fund”) for the period of September 19, 2025 (commencement of investment operations) to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/DLAG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/DLAG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Dual Directional Buffer ETF - August	$17(1)	0.85%(2)
(1)	The Fund commenced investment operations on September 19, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 17	[58]
Expense Ratio, Percent	0.85%	[59]
Net Assets	$ 20,190,746
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$20,190,746
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	115.0%
Written Options	(15.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000263946 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Dual Directional Buffer ETF - November
Class Name	FT Vest U.S. Equity Dual Directional Buffer ETF - November
Trading Symbol	DLNV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Dual Directional Buffer ETF - November (the “Fund”) for the period of November 21, 2025 (commencement of investment operations) to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/DLNV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/DLNV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Dual Directional Buffer ETF - November	$2(1)	0.85%(2)
(1)	The Fund commenced investment operations on November 21, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 2	[60]
Expense Ratio, Percent	0.85%	[61]
Net Assets	$ 3,095,580
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$3,095,580
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	118.7%
Written Options	(19.8%)
Net Other Assets and Liabilities	0.6%
Total	100.0%

C000263952 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer & Digital Return ETF - October
Class Name	FT Vest U.S. Equity Buffer & Digital Return ETF - October
Trading Symbol	DGOC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Digital Return ETF - October (the “Fund”) for the period of October 17, 2025 (commencement of investment operations) to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/DGOC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	https://www.ftportfolios.com/fund-documents/etf/DGOC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Digital Return ETF - October	$11(1)	0.85%(2)
(1)	The Fund commenced investment operations on October 17, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 11	[62]
Expense Ratio, Percent	0.85%	[63]
Net Assets	$ 3,092,307
Holdings Count | Holding	7
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of November 30, 2025)
Fund net assets	$3,092,307
Total number of portfolio holdings	7
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of November 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	173.7%
Written Options	(74.8%)
Net Other Assets and Liabilities	0.5%
Total	100.0%

[1]	Annualized.
[2]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[3]	Annualized.
[4]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[5]	Annualized.
[6]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[7]	Annualized.
[8]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[9]	Annualized.
[10]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[11]	Annualized.
[12]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[13]	Annualized.
[14]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[15]	Annualized.
[16]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
[17]	Annualized.
[18]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
[19]	Annualized.
[20]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
[21]	Annualized.
[22]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[23]	Annualized.
[24]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[25]	Annualized.
[26]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[27]	Annualized.
[28]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[29]	Annualized.
[30]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[31]	Annualized.
[32]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[33]	Annualized.
[34]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[35]	Annualized.
[36]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[37]	Annualized.
[38]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[39]	Annualized.
[40]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[41]	Annualized.
[42]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[43]	Annualized.
[44]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[45]	Annualized.
[46]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[47]	Annualized.
[48]	Annualized.
[49]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[50]	Annualized.
[51]	The Fund commenced investment operations on June 20, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[52]	Annualized.
[53]	The Fund commenced investment operations on June 24, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[54]	Annualized.
[55]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[56]	The Fund commenced investment operations on July 18, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[57]	Annualized.
[58]	The Fund commenced investment operations on September 19, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[59]	Annualized.
[60]	The Fund commenced investment operations on November 21, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[61]	Annualized.
[62]	The Fund commenced investment operations on October 17, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[63]	Annualized.